Subsidiaries - Summary of Condensed Financial Information Of Major Subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Jun. 30, 2023
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 530,012,853		₩ 517,769,512
Liabilities	[1]	493,464,126		484,046,253
Equity	[1]	36,548,727		33,723,259
Operating revenue	[1]	45,032,120		49,436,046
Profit (loss) for the year	[1]	3,261,499		2,996,015
Total comprehensive income (loss) for the year	[1]	₩ 3,889,625		₩ 1,856,632
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 61,266,990		₩ 53,824,246
Liabilities	[1],[2]	54,967,833		47,946,933
Equity	[1],[2]	6,299,157		5,877,313
Operating revenue	[1],[2]	11,580,526		14,264,399
Profit (loss) for the year	[1],[2]	389,618		187,784
Total comprehensive income (loss) for the year	[1],[2]	₩ 389,602		₩ 263,605
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements.Includes fair value adjustments arising from the acquisition.
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 37,729,688		₩ 34,743,259
Liabilities	[1],[2]	31,474,132		29,017,684
Equity	[1],[2]	6,255,556		5,725,575
Operating revenue	[1],[2]	11,864,879		11,119,856
Profit (loss) for the year	[1],[2]	752,901		557,219
Total comprehensive income (loss) for the year	[1],[2]	₩ 879,534		₩ 1,097,725
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements.Includes fair value adjustments arising from the acquisition.
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 29,365,575		₩ 29,721,017
Liabilities	[1]	24,545,752		24,998,215
Equity	[1]	4,819,823		4,722,802
Operating revenue	[1]	4,205,146		3,694,352
Profit (loss) for the year	[1]	351,133		378,592
Total comprehensive income (loss) for the year	[1]	₩ 307,336		₩ 412,208
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2],[3],[4]	₩ 31,953,218		₩ 20,924,583
Liabilities	[1],[2],[3],[4]	27,823,185		17,728,052
Equity	[1],[2],[3],[4]	4,130,033		3,196,531
Operating revenue	[1],[2],[3],[4]	2,628,109		2,063,884
Profit (loss) for the year	[1],[2],[3],[4]	82,233		(120,448)
Total comprehensive income (loss) for the year	[1],[2],[3],[4]	₩ 432,188		₩ 765,785
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.Includes fair value adjustments arising from the acquisition.Prudential Life Insurance Company of Korea Ltd. and KB Life Insurance Co., Ltd, which were subsidiary companies, have merged in January 2023.Prudential Life Insurance Company of Korea Ltd. changed the name to KB Life Insurance Co., Ltd.		Financial information is based on its consolidated financial statements.Includes fair value adjustments arising from the acquisition.Prudential Life Insurance Company of Korea Ltd. and KB Life Insurance Co., Ltd, which were subsidiary companies, have merged in January 2023.Prudential Life Insurance Company of Korea Ltd. changed the name to KB Life Insurance Co., Ltd.
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[3]			₩ 9,065,100
Liabilities	[3]			8,444,355
Equity	[3]			620,745
Operating revenue	[3]			898,808
Profit (loss) for the year	[3]			37,070
Total comprehensive income (loss) for the year	[3]			₩ (281,849)
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary				Prudential Life Insurance Company of Korea Ltd. and KB Life Insurance Co., Ltd, which were subsidiary companies, have merged in January 2023.
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 377,919		₩ 369,488
Liabilities	[1]	109,645		102,970
Equity	[1]	268,274		266,518
Operating revenue	[1]	204,202		233,293
Profit (loss) for the year	[1]	61,525		59,345
Total comprehensive income (loss) for the year	[1]	₩ 61,756		₩ 59,367
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 16,560,800		₩ 16,053,026
Liabilities	[1],[2]	14,300,771		13,946,800
Equity	[1],[2]	2,260,029		2,106,226
Operating revenue	[1],[2]	2,295,471		1,906,694
Profit (loss) for the year	[1],[2]	186,505		217,139
Total comprehensive income (loss) for the year	[1],[2]	₩ 182,075		₩ 209,808
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements.Includes fair value adjustments arising from the acquisition.
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 859,408	[1]	₩ 518,980
Liabilities		573,348	[1]	113,444
Equity		286,060	[1]	405,536
Operating revenue		148,763	[1]	152,686
Profit (loss) for the year		(84,073)	[1]	67,723
Total comprehensive income (loss) for the year		₩ (84,476)	[1]	68,714
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.
KB Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 2,661,999		3,138,543
Liabilities		2,468,223		2,854,549
Equity		193,776		283,994
Operating revenue		234,197		191,337
Profit (loss) for the year		(90,568)		21,814
Total comprehensive income (loss) for the year		(90,430)		21,897
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	1,544,836		1,378,550
Liabilities	[1]	1,265,361		1,108,264
Equity	[1]	279,475		270,286
Operating revenue	[1]	154,287		161,210
Profit (loss) for the year	[1]	9,187		4,807
Total comprehensive income (loss) for the year	[1]	₩ 9,188		₩ 4,805
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 61,508		₩ 63,645
Liabilities	[1]	40,616		40,570
Equity	[1]	20,892		23,075
Operating revenue	[1]	230,825		233,320
Profit (loss) for the year	[1]	125		3,162
Total comprehensive income (loss) for the year	[1]	₩ (1,594)		₩ 4,546
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Credit Information Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[5]			₩ 42,219
Liabilities	[5]			24,923
Equity	[5]			17,296
Operating revenue	[5]			36,469
Profit (loss) for the year	[5]			484
Total comprehensive income (loss) for the year	[5]			₩ 924
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary				The Parent Company sold 100% shares of KB Credit Information Co., Ltd. to KB Kookmin Card Co., Ltd. on June 30, 2023.
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Percentage of voting equity interests acquired					100.00%

[1]	Financial information is based on its consolidated financial statements.
[2]	Includes fair value adjustments arising from the acquisition.
[3]	Prudential Life Insurance Company of Korea Ltd. and KB Life Insurance Co., Ltd, which were subsidiary companies, have merged in January 2023.
[4]	Prudential Life Insurance Company of Korea Ltd. changed the name to KB Life Insurance Co., Ltd.
[5]	The Parent Company sold 100% shares of KB Credit Information Co., Ltd. to KB Kookmin Card Co., Ltd. on June 30, 2023.